Balance Sheets (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Zhongdehui (SZ) Development Co., Limited [Member]
Current assets:
Cash and cash equivalents	$ 71,016	$ 56,707
Other receivables	33,610	29,662
Prepaid expenses and other current assets	15,183	15,190
Total current assets	119,809	101,559
Non-current assets:
Leasehold improvements, furniture and equipment, net	131,250	189,548
Deferred tax assets, net	89,384	139,552
Total non-current assets	220,634	329,100
Total assets	340,443	430,659
Current liabilities:
Deferred revenue	153,387	169,697
Other payables and accruals	38,613	24,134
Amount due to related parties	148,141	725,690
Total current liabilities	340,141	919,521
Total liabilities	340,141	919,521
Commitments, contingencies and subsequent events
EQUITY (DEFICIT)
Share capital	325,110
Capital reserve	199,040
Foreign currency translation reserve	(15,898)	4,372
Accumulated deficit	(507,950)	(493,234)
Total equity (deficit)	302	(488,862)
Total liabilities and equity	$ 340,443	$ 430,659